CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net loss	$ (64.5)	$ (66.8)
Other comprehensive (loss) income
(Loss) gain on revaluation of non-current derivative financial liabilities	(111.3)	68.4
Total comprehensive (loss) income	$ (175.8)	$ 1.6